Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 14,895	$ 14,909
Amounts receivable (note 5)	1,337	261
Prepaid expenses	2,699	838
Investment tax credits receivable	1,111	461
Total Current assets	20,042	16,469
Property and equipment (note 6)	2,883	563
Total Assets	22,925	17,032
Current liabilities
Accounts payable and accrued liabilities (note 7)	7,575	2,760
Amounts due to directors (note 10)	49	21
Current portion of long-term debt (note 11)	81	61
Current portion of lease obligation (note 8)	90
Total Current liabilities	7,795	2,842
Lease obligation (note 8)	1,308
Deferred share units (note 9)	1,436	1,371
Long-term debt (note 11)	8,069	6,476
Total Liabilities	18,608	10,689
Equity	4,317	6,343
Total liabilities and equity	$ 22,925	$ 17,032